Restricted stock units RSUs - Cost related to non vested awrads (Details) - Restricted Stock Units (RSUs) [Member]	Sep. 30, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2019	$ 790,105
2020	740,781
2021	146,557
2022	24,426
Total	$ 1,701,869